Trade accounts payable - Long-term Commitments (Details) - Exchange Agreement For Biological Assets - Pangeia Project [Member] - BRL (R$)	Jan. 02, 2026	Sep. 15, 2025
Trade accounts payable [Line Items]
Payments Made Amount	R$ 464,156	R$ 878,049
Payments Due Amount		1,523,529
2026
Trade accounts payable [Line Items]
Payments Due Amount		380,946
2028
Trade accounts payable [Line Items]
Payments Due Amount		R$ 1,142,584